BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2022	2021	2020
Numerator:

Net loss available to shareholders of ordinary shares	$(424,863)	$(117,209)	$(166,867)

Denominator:

Shares used in computing net loss per ordinary shares, basic and diluted	57,993,364	57,004,154	54,425,056

Schedule of Weighted Average Number of Shares

	Year ended December 31,
	2022	2021	2020

Shares used in computing net loss per ordinary shares, basic and diluted	57,993,364	57,004,154	54,425,056

The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Share options	4,332,022	4,720,600	4,621,780
Restricted share units	3,123,019	2,225,516	2,078,427
Convertible Notes	3,969,514	3,969,514	4,530,284

	11,424,555	10,915,630	11,230,491